DISCONTINUED OPERATIONS	12 Months Ended
Jun. 29, 2018
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 3: DISCONTINUED OPERATIONS
We completed two significant divestitures during fiscal 2017, the divestiture of our government information technology (“IT”) services business (“IT Services”) and the divestiture of our Harris CapRock Communications commercial business (“CapRock”), which are described in more detail below. These divestitures individually and collectively represented a strategic shift away from non-core markets (for example, energy, maritime and government IT services). The decision to divest these businesses was part of our strategy to simplify our operating model to focus on technology-differentiated, high-margin businesses, and had a major effect on our operations and financial results.
As a result, IT Services and CapRock are reported as discontinued operations in the accompanying Consolidated Financial Statements and these Notes. Except for disclosures related to our cash flows, or unless otherwise specified, disclosures in the accompanying Consolidated Financial Statements and these Notes relate solely to our continuing operations.
The major components of discontinued operations in our Consolidated Statement of Income included the following:

	Fiscal Years Ended
	2018	2017

	(In millions)
Revenue from product sales and services	$—	$1,039
Cost of product sales and services	—	(885)
Engineering, selling and administrative expenses	—	(91)
Impairment of goodwill and other assets	—	(240)
Non-operating loss, net(1)	(8)	(7)
Loss before income taxes	(8)	(184)
Loss on sale of discontinued operations, net (2)	—	(11)
Income tax benefit	5	110
Discontinued operations, net of income taxes	$(3)	$(85)
_______________
(1) “Non-operating loss, net” included a loss of $2 million in fiscal 2017 related to our former broadcast communications business (“Broadcast Communications”), which was divested in fiscal 2013.
(2) “Loss on sale of discontinued operations, net” included a $3 million decrease to the loss on the sale of Broadcast Communications in fiscal 2017.
Depreciation and amortization, capital expenditures and significant non-cash items of discontinued operations included the following:

Fiscal Year Ended
2017

(In millions)
Depreciation and amortization	$39
Capital expenditures	4
Significant non-cash items:
Impairment of goodwill and other assets	(240)
Loss on sale of discontinued operations, net	(11)

IT Services
On April 28, 2017, we completed the divestiture to an affiliate of Veritas Capital Fund Management, L.L.C. (“Veritas”) of IT Services, which primarily provided IT and engineering managed services to U.S. Government customers, for net cash proceeds of $646 million, and recognized a pre-tax loss of $28 million (an after-tax gain of $55 million after certain tax benefits related to the transaction or $.44 per diluted share) on the sale after transaction expenses. The decision to divest IT Services was part of our strategy to simplify our operating model to focus on technology-differentiated, high-margin businesses. IT Services was part of our former Critical Networks segment and in connection with the definitive agreement to sell IT Services, as described above, the other remaining operations that had been apart of the Critical Networks segment, including our air traffic management (“ATM”) business, primarily serving the Federal Aviation Administration (“FAA”), were integrated with our Electronic Systems segment effective for the third quarter of fiscal 2017, and our Critical Networks segment was eliminated. We agreed to provide various transition services to Veritas for a period of up to 18 months following the closing of the transaction pursuant to a separate agreement.
Because the then-pending divestiture of IT Services represented the disposal of a portion of a reporting unit within our former Critical Networks segment, we assigned $487 million of goodwill to the IT Services disposal group on a relative fair value basis during the third quarter of fiscal 2017, when the held for sale criteria were met. The fair value of the IT Services disposal group was determined based on the negotiated selling price, and the fair value of the retained businesses (which comprised the remaining portion of the reporting unit) was determined based on a combination of market-based valuation techniques, utilizing quoted market prices and comparable publicly reported transactions, and projected discounted cash flows. These fair value determinations are categorized as Level 3 in the fair value hierarchy due to their use of internal projections and unobservable measurement inputs. See Note 1: Significant Accounting Policies for additional information regarding the fair value hierarchy.
In conjunction with the allocation, we tested goodwill assigned to the disposal group and goodwill allocated to the retained businesses for impairment. As a result, we concluded that goodwill and other assets related to IT Services were impaired as of March 31, 2017, and we recorded a non-cash impairment charge of $240 million in discontinued operations, $228 million of which related to goodwill. The goodwill impairment charge was non-deductible for tax purposes.
The following table presents the key financial results of IT Services included in “Discontinued operations, net of income taxes” in our Consolidated Statement of Income:

	Fiscal Years Ended
	2018	2017

	(In millions)
Revenue from product sales and services	$—	$895
Cost of product sales and services	—	(777)
Engineering, selling and administrative expenses	—	(68)
Impairment of goodwill and other assets	—	(240)
Non-operating loss	(4)	(9)
Loss before income taxes	(4)	(199)
Loss on sale of discontinued operation	—	(28)
Income tax benefit	5	69
Discontinued operations, net of income taxes	$1	$(158)

CapRock
On January 1, 2017, we completed the divestiture to SpeedCast International Ltd. (“SpeedCast”) of CapRock, which provided wireless, terrestrial and satellite communications services to energy and maritime customers, for net cash proceeds of $368 million, and recognized a pre-tax gain of $14 million ($61 million after certain tax benefits related to the transaction, including reversal of valuation allowances on capital losses and net operating losses, or $.49 per diluted share) on the sale after transaction expenses and purchase adjustments in respect of net cash and net working capital as set forth in the definitive sales agreement entered into on November 1, 2016.
The following table presents the key financial results of CapRock included in “Discontinued operations, net of income taxes” included in our Consolidated Statement of Income:

	Fiscal Years Ended
	2018	2017

	(In millions)
Revenue from product sales and services	$—	$144
Cost of product sales and services	—	(108)
Engineering, selling and administrative expenses	—	(23)
Non-operating income (loss)	(4)	4
Income (loss) before income taxes	(4)	17
Gain on sale of discontinued operation	—	14
Income tax benefit	—	41
Discontinued operations, net of income taxes	$(4)	$72

Broadcast Communications
On February 4, 2013, we completed the divestiture of Broadcast Communications, which provided digital media management solutions in support of broadcast customers, to an affiliate of The Gores Group, LLC (“Gores”) pursuant to a definitive Asset Sale Agreement entered into December 5, 2012 for $225 million, including $160 million in cash, subject to customary adjustments (including a post-closing working capital adjustment), a $15 million subordinated promissory note (which was collected in fiscal 2014) and an earnout of up to $50 million based on future performance. Broadcast Communications was recorded as discontinued operations in connection with the sale.